Time Charter, Voyage and Port Terminal Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER EXPENSES [Abstract]
Fuel	$ 27,185	$ 24,104	$ 21,907
Time charter	2,468	1,286	3,587
Ports payroll and related costs	5,305	4,974	4,289
Docking expenses	2,819	2,166	2,720
Maritime and regulatory fees	1,156	1,175	965
Towing expenses	2,353	2,379	2,452
Other expenses	6,367	6,344	5,856
Total	$ 47,653	$ 42,428	$ 41,776